ORDINARY SHARES (Details Narrative)			1 Months Ended	12 Months Ended
	Jan. 10, 2018 USD ($) $ / shares shares	Jul. 06, 2017 USD ($) $ / shares shares	Sep. 30, 2018 integer $ / shares shares	Sep. 30, 2018 USD ($) integer $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)
Ordinary shares, Par Value Per Share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, Shares Authorized			250,000,000	250,000,000	250,000,000
Ordinary shares, Shares Issued			104,524,189	104,524,189	89,504,000
Ordinary shares, shares outstanding			104,524,189	104,524,189	89,504,000
Debt Conversion, Converted Instrument, Shares Issued				715,113
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 214,534
Common Stock, Shares Issued			104,524,189	104,524,189	89,504,000
Proceeds from issuance of common shares | $				$ 150,010	$ 50,400	$ 0
Vago International Limited [Member]
Debt Conversion, Converted Instrument, Shares Issued				66,020
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 19,806
Stock Issued During Period, Shares			66,020
Investor [Member]
Stock Issued During Period, Shares				1,200,000
Number of investors | integer			4	4
Investor [Member] | Minimum [Member]
Share Price | $ / shares			$ 0.12	$ 0.12
Investor [Member] | Maximum [Member]
Share Price | $ / shares			0.13	$ 0.13
Michael Lee [Member]
Debt Conversion, Converted Instrument, Shares Issued				2,869,764
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 860,929
Stock Issued During Period, Shares				13,697,852
Share Price | $ / shares			$ 0.30	$ 0.30
Arm's Length Investor [Member]
Debt Conversion, Converted Instrument, Shares Issued				66,992
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 20,098
Ruby Hui [Member]
Debt Conversion, Converted Instrument, Shares Issued				113,723
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 34,117
Stock Issued During Period, Shares			113,723
Investors [Member]
Debt Conversion, Converted Instrument, Shares Issued				7,390,709
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 2,217,212
Ford Moore [Member]
Debt Conversion, Converted Instrument, Shares Issued				534,578
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 160,373
Employee [Member]
Debt Conversion, Converted Instrument, Shares Issued				1,560,823
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 468,247
Yongbiao Ding [Member]
Proceeds from issuance of common shares | $				$ 72,000
Stock Issued During Period, Shares				600,000
David Milroye [Member]
Debt Conversion, Converted Instrument, Shares Issued				380,130
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 114,039
Consultant Member] | Investor [Member] | Consulting Agreement Member]
Stock Issued During Period, Shares	122,337
Share Price | $ / shares	$ 0.12
Stock issued during period, Restriced shares	300,000
Stock issued during period, Restriced shares, Value in exchange for relationship service provided | $	$ 90,000
Fees | $	$ 14,680
Chief Financial Officers [Member]
Ordinary shares, Par Value Per Share | $ / shares		$ 0.30
Common Stock, Shares Issued		168,000
Proceeds from issuance of common shares | $		$ 50,400